Investments (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Long Term Investments

The Company’s long-term investments consist of the following:

	As of March 31,
	2022	2023
	RMB	RMB
Available-for-sale debt securities
iSNOB	21,918	24,656
Poppy	15,871	—
Others	7,084	9,712
	44,873	34,368
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	25,842	31,745
Others	1,405	3,205
	27,247	34,950
Total	72,120	69,318

Schedule of Available-for-sale Debt Securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2022 and 2023:

	As of March 31,
	2022	2023
	RMB	RMB
Cost	28,601	16,786
Unrealized gains, including foreign exchange adjustment	16,272	17,582
Fair Value	44,873	34,368